Loans	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Loans

Note E    Loans

Information relating to loans at December 31 is summarized as follows:

	2012	2011
	(In thousands)
Construction and land development	$60,736	$49,184
Commercial real estate	486,828	508,353
Residential real estate	569,331	546,246
Commerical and financial	61,903	53,105
Consumer	46,930	50,611
Other	353	575

NET LOAN BALANCES	$1,226,081	$1,208,074

(1)	Net loan balances at December 31, 2012 and 2011 include deferred costs of $1,530,000 and $1,632,000, respectively.

One of the sources of the Company’s business is loans to directors and executive officers. The aggregate dollar amount of these loans was approximately $4,891,000 and $5,114,000 at December 31, 2012 and 2011, respectively. During 2012 new loans totaling $487,000 were made and reductions totaled $710,000.

At December 31, 2012 loans pledged as collateral for borrowings totaled $50.0 million, versus $55.0 million in loans at December 31, 2011.

Loans are made to individuals, as well as, commercial and tax exempt entities. Specific loan terms vary as to interest rate, repayment, and collateral requirements based on the type of loan requested and the credit worthiness of the prospective borrower.

Concentrations of Credit All of the Company’s lending activity occurs within the State of Florida, including Orlando in Central Florida and Southeast coastal counties from Brevard County in the north to Palm Beach County in the south, as well as, all of the counties surrounding Lake Okeechobee in the center of the state. The Company’s loan portfolio consists of approximately one half commercial and commercial real estate loans and one half consumer and residential real estate loans.

The Company’s extension of credit is governed by the Credit Risk Policy which was established to control the quality of the Company’s loans. These policies and procedures are reviewed and approved by the Board of Directors on a regular basis.

Construction and Land Development Loans The Company defines construction and land development loans as exposures secured by land development and construction (including 1-4 family residential construction), multi-family property, and non-farm nonresidential property where the primary or significant source of repayment is from rental income associated with that property (that is, loans for which 50 percent or more of the source of repayment comes from third party, non-affiliated rental income) or the proceeds of the sale, refinancing, or permanent financing of the property.

Commercial Real Estate Loans The Company’s goal is to create and maintain a high quality portfolio of commercial real estate loans with customers who meet the quality and relationship profitability objectives of the Company. Commercial real estate loans are subject to underwriting standards and processes similar to commercial and industrial loans. These loans are viewed primarily as cash flow loans and the repayment of these loans is largely dependent on the successful operation of the property. Loan performance may be adversely affected by factors impacting the general economy or conditions specific to the real estate market such as geographic location and/or property type.

Residential Real Estate Loans The Company selectively adds residential mortgage loans to its portfolio, primarily loans with adjustable rates, home equity mortgages and home equity lines. Substantially all residential originations have been underwritten to conventional loan agency standards, including loans having balances that exceed agency value limitations. The Company has never offered sub-prime, Alt A, Option ARM or any negative amortizing residential loans, programs or products, although we have originated and hold residential mortgage loans from borrowers with original or current FICO credit scores that are less than “prime.”

Commercial and Financial Loans Commercial credit is extended primarily to small to medium sized professional firms, retail and wholesale operators and light industrial and manufacturing concerns. Such credits typically comprise working capital loans, loans for physical asset expansion, asset acquisition and other business loans. Loans to closely held businesses will generally be guaranteed in full or for a meaningful amount by the businesses’ major owners. Commercial loans are made based primarily on the historical and projected cash flow of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may not behave as forecasted and collateral securing loans may fluctuate in value due to economic or individual performance factors. Minimum standards and underwriting guidelines have been established for all commercial loan types.

Consumer Loans The Company originates consumer loans including installment loans, loans for automobiles, boats, and other personal, family and household purposes, and indirect loans through dealers to finance automobiles. For each loan type several factors including debt to income, type of collateral and loan to collateral value, credit history and Company relationship with the borrower is considered during the underwriting process.

The following tables present the contractual aging of the recorded investment in past due loans by class of loans as of December 31, 2012 and 2011:

December 31, 2012	Accruing 30-59 Days Past Due	Accruing 60-89 Days Past Due	Greater Than 90 Days	Nonaccrual	Current	Total Financing Receivables
	(In thousands)
Construction and land development	$7	$0	$0	$1,342	$59,387	$60,736
Commercial real estate	832	5	0	17,234	468,757	486,828
Residential real estate	1,179	1,377	1	22,099	544,675	569,331
Commerical and financial	41	0	0	0	61,862	61,903
Consumer	109	0	0	280	46,541	46,930
Other	0	0	0	0	353	353

Total	$2,168	$1,382	$1	$40,955	$1,181,575	$1,226,081

December 31, 2011	Accruing 30-59 Days Past Due	Accruing 60-89 Days Past Due	Greater Than 90 Days	Nonaccrual	Current	Total Financing Receivables
	(In thousands)
Construction and land development	$6	$215	$0	$2,227	$46,736	$49,184
Commercial real estate	836	0	0	13,120	494,397	508,353
Residential real estate	2,979	607	0	12,555	530,105	546,246
Commerical and financial	80	0	0	16	53,009	53,105
Consumer	246	74	0	608	49,683	50,611
Other	0	0	0	0	575	575

Total	$4,147	$896	$0	$28,526	$1,174,505	$1,208,074

Nonaccrual loans and loans past due ninety days or more were $41.0 million and $28.5 million at December 31, 2012 and 2011, respectively. The reduction in interest income associated with loans on nonaccrual status was approximately $1.9 million, $1.2 million, and $5.1 million, for the years ended December 31, 2012, 2011, and 2010, respectively.

The Company utilizes an internal asset classification system as a means of reporting problem and potential problem loans. Under the Company’s risk rating system, the Company classifies problem and potential problem loans as “Special Mention,” “Substandard,” and “Doubtful” and these loans are monitored on an ongoing basis. Substandard loans include those characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. Loans classified as substandard may require a specific allowance, but generally does not exceed 30% of the principal balance. Loans classified as Doubtful, have all the weaknesses inherent in those classified Substandard with the added characteristic that the weaknesses present make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. The principal balance of loans classified as doubtful are generally charged off. Loans that do not currently expose the Company to sufficient risk to warrant classification in one of the aforementioned categories, but possess weaknesses that deserve management’s close attention are deemed to be Special Mention. Risk ratings are updated any time the situation warrants.

Loans not meeting the criteria above are considered to be pass-rated loans and risk grades are recalculated at least annually by the loan relationship manager.  The following tables present the risk category of loans by class of loans based on the most recent analysis performed and the contractual aging as of December 31, 2012 and 2011:

	Construction			Commercial
	& Land	Commercial	Residential	and
December 31, 2012	Development	Real Estate	Real Estate	Financial	Consumer	Total
			(In thousands)
Pass	$54,994	$414,023	$527,891	$61,123	$45,907	$1,103,938
Special mention	1,717	12,137	1,686	587	450	16,577
Substandard	0	22,180	36	193	256	22,665
Doubtful	0	0	0	0	0	0
Nonaccrual	1,342	17,234	22,099	0	280	40,955
Pass-Troubled debt restructures	2,103	6,513	0	0	0	8,616
Troubled debt restructures	580	14,741	17,619	0	390	33,330

	$60,736	$486,828	$569,331	$61,903	$47,283	$1,226,081

	Construction			Commercial
	& Land	Commercial	Residential	and
December 31, 2011	Development	Real Estate	Real Estate	Financial	Consumer	Total
			(In thousands)
Pass	$42,899	$387,161	$505,316	$51,375	$49,299	$1,036,050
Special mention	802	57,334	5,529	1,445	523	65,633
Substandard	90	5,558	133	168	305	6,254
Doubtful	0	0	0	0	0	0
Nonaccrual	2,227	13,120	12,555	16	608	28,526
Troubled debt restructures	3,166	45,180	22,713	101	451	71,611

	$49,184	$508,353	$546,246	$53,105	$51,186	$1,208,074